Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (as defined in Item 402(v)) and performance.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) ($) (1)(2) (b)	Compensation Actually Paid to PEO ($) (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(4) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (5) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions) ($) (h)	Constant Currency Third-Party Net Sales (in millions) ($) (8) (i)
					Total Shareholder Return ($) (6) (f)	Peer Group Total Shareholder Return ($) (6)(7) (g)
2023	4,226,944	7,518,149	1,262,443	1,664,201	69.53	81.15	(393)	858
2022	10,411,213	3,437,772	1,966,580	949,979	36.58	83.13	(64)	941

(1)
The PEO for 2023 and 2022 was Vafa Jamali. The
non-PEO
NEOs for 2023 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney and Heather Kidwell, and for 2022 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney and David Harmon.

(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jamali in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jamali, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jamali during either year. The amount reported in column (c) for 2022 is different than the amount reported for 2022 in our 2023 proxy statement, as we have recalculated “compensation actually paid” in accordance with SEC guidance issued in late 2023. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Jamali’s total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($) (a)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Pension Benefit Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2023	4,226,944	(3,000,002)	6,291,207	—	—	7,518,149
2022	10,411,213	(9,000,054)	2,026,613	—	—	3,437,772
(a)

The equity award adjustments include the addition (or subtraction, as applicable) of the following:
(i) the
year-end
fair value of any equity awards granted in 2023 or 2022 that are outstanding and unvested as of the end of the year;
(ii) the amount of change in fair value as of the end of 2023 or 2022 (from 12/31/22 for 2023 and from 12/31/21 (prior to our spinoff date of 3/1/22) for 2022) of any awards granted in prior years that are outstanding and unvested as of the end of 2023 or 2022;
(iii) for awards that are granted and vest in the same year (in this case, 2023 or 2022), the fair value as of the vesting date;
(iv) for awards granted in prior years that vested in 2023 or 2022, the amount equal to the change in fair value as of the vesting date (from 12/31/22 for 2023 and from 12/31/21 (prior to our spinoff date of 3/1/22) for 2022);
(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023 or 2022, a deduction for an amount equal to the fair value as of the previous fiscal year end; and
(vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 or 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, other than grant date fair values for stock option grants were determined using a Black-Scholes option-pricing model, while subsequent fair values were determined using a binomial “lattice” model. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2023	2,576,200	2,759,623	—	955,384	—	6,291,207
2022	3,319,312	(1,634,361)	—	341,662	—	2,026,613
(b)

Since we do not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.
(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table.
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during either year. The amount reported in column (e) for 2022 is different than the amount reported for 2022 in our 2023 proxy statement, as we have recalculated “compensation actually paid” in accordance with SEC guidance issued in late 2023. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Average Pension Benefit Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,262,443	(695,008)	1,096,766	—	—	1,664,201
2022	1,966,580	(1,350,036)	333,435	—	—	949,979
(a)

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2023	596,825	267,876	—	232,065	—	1,096,766
2022	504,695	(155,205)	—	(16,055)	—	333,435
(b)

Since we do not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.
(6)
TSR, in the case of both the company and the peer group, reflects a fixed investment of $100 measured from March 1, 2022, the date of our spinoff, through and including the end of the fiscal year for each year reported in the table, including reinvestment of any dividends.

(7)
The peer group is the S&P 600 Healthcare Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023.

(8)
We believe constant currency third-party net sales is the financial performance measure most closely linked to the calculation of compensation actually paid in 2023. Constant currency third-party net sales is a non-GAAP
financial measure. See Appendix A for a reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP measure.

Company Selected Measure Name	Constant Currency Third-Party Net Sales
Named Executive Officers, Footnote	The PEO for 2023 and 2022 was Vafa Jamali. The
non-PEO
	NEOs for 2023 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney and Heather Kidwell, and for 2022 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney and David Harmon.
Peer Group Issuers, Footnote	The peer group is the S&P 600 Healthcare Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
	for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 4,226,944	$ 10,411,213
PEO Actually Paid Compensation Amount	$ 7,518,149	3,437,772
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jamali, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jamali during either year. The amount reported in column (c) for 2022 is different than the amount reported for 2022 in our 2023 proxy statement, as we have recalculated “compensation actually paid” in accordance with SEC guidance issued in late 2023. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Jamali’s total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($) (a)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Pension Benefit Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2023	4,226,944	(3,000,002)	6,291,207	—	—	7,518,149
2022	10,411,213	(9,000,054)	2,026,613	—	—	3,437,772
(a)

The equity award adjustments include the addition (or subtraction, as applicable) of the following:
(i) the
year-end
fair value of any equity awards granted in 2023 or 2022 that are outstanding and unvested as of the end of the year;
(ii) the amount of change in fair value as of the end of 2023 or 2022 (from 12/31/22 for 2023 and from 12/31/21 (prior to our spinoff date of 3/1/22) for 2022) of any awards granted in prior years that are outstanding and unvested as of the end of 2023 or 2022;
(iii) for awards that are granted and vest in the same year (in this case, 2023 or 2022), the fair value as of the vesting date;
(iv) for awards granted in prior years that vested in 2023 or 2022, the amount equal to the change in fair value as of the vesting date (from 12/31/22 for 2023 and from 12/31/21 (prior to our spinoff date of 3/1/22) for 2022);
(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023 or 2022, a deduction for an amount equal to the fair value as of the previous fiscal year end; and
(vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 or 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, other than grant date fair values for stock option grants were determined using a Black-Scholes option-pricing model, while subsequent fair values were determined using a binomial “lattice” model. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2023	2,576,200	2,759,623	—	955,384	—	6,291,207
2022	3,319,312	(1,634,361)	—	341,662	—	2,026,613
(b)

Since we do not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.

Non-PEO NEO Average Total Compensation Amount	$ 1,262,443	1,966,580
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,664,201	949,979
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table.
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during either year. The amount reported in column (e) for 2022 is different than the amount reported for 2022 in our 2023 proxy statement, as we have recalculated “compensation actually paid” in accordance with SEC guidance issued in late 2023. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Average Pension Benefit Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,262,443	(695,008)	1,096,766	—	—	1,664,201
2022	1,966,580	(1,350,036)	333,435	—	—	949,979
(a)

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2023	596,825	267,876	—	232,065	—	1,096,766
2022	504,695	(155,205)	—	(16,055)	—	333,435
(b)

Since we do not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the two most recently completed fiscal years, and the S&P 600 Healthcare Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our
Non-PEO
NEOs, and our Net Income (Loss) during the two most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Constant Currency Third-Party Net Sales
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our
Non-PEO
NEOs, and our Company-Selected Measure during the two most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the two most recently completed fiscal years, and the S&P 600 Healthcare Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Company Financial Performance Measures
The most important financial performance measures used to link compensation actually paid to our PEO and
Non-PEO
NEOs to our performance for 2023 are the following, which were used in the 2023 EAIP:

•	Constant Currency Third-Party Net Sales (the Company-Selected Measure)
•	Adjusted EBITDA
•	Bonus Constant Currency Cash Flow Metric

Total Shareholder Return Amount	$ 69.53	36.58
Peer Group Total Shareholder Return Amount	81.15	83.13
Net Income (Loss)	$ (393,000,000)	$ (64,000,000)
Company Selected Measure Amount	858,000,000	941,000,000
PEO Name	Vafa Jamali
Measure:: 1
Pay vs Performance Disclosure
Name	Constant Currency Third-Party Net Sales (the Company-Selected Measure)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Bonus Constant Currency Cash Flow Metric
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000,002)	$ (9,000,054)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,291,207	2,026,613
PEO | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year End Fair Value Of Equity Awards Granted During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,576,200	3,319,312
PEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Were Unvested At End Of The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,759,623	(1,634,361)
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	955,384	341,662
PEO | Fair Value Of Awards Granted In Prior Years That Failed To Meet Applicable Vesting Conditions During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,291,207	2,026,613
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(695,008)	(1,350,036)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,096,766	333,435
Non-PEO NEO | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,825	504,695
Non-PEO NEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Were Unvested At End Of The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,876	(155,205)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,065	(16,055)
Non-PEO NEO | Fair Value Of Awards Granted In Prior Years That Failed To Meet Applicable Vesting Conditions During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,096,766	$ 333,435